SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impairment of long-lived assets
Impairment loss for long-lived assets	$ 1,684,668	$ 81,870
Prepaid Land Use Right
INTANGIBLE ASSETS, NET
Amortization period	50 years
Trademarks
INTANGIBLE ASSETS, NET
Amortization period	5 years
Computer software
INTANGIBLE ASSETS, NET
Amortization period	5 years